SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION ("SAIs")
                                       OF
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                  EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS

I. Evergreen Connecticut Municipal Bond Fund, Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen High Grade Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen Pennsylvania Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund (the "Funds")

         The section entitled "Other Securities and Practices" in part one of the Funds' SAIs is revised to reflect that the Funds may now engage in swaps, caps, floors and collars.

September 9, 2002                                              563492 (9/02)